Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of computation of earnings per share
The following table sets forth the computation of basic and diluted net income per common share attributable to Arcos Dorados Holdings Inc. for all years presented:

	For the fiscal years ended December 31,
	2021	2020	2019
Net income (loss) attributable to Arcos Dorados Holdings Inc. available to common shareholders	$45,486	$(149,451)	$79,896
Weighted-average number of common shares outstanding - Basic (i)	210,386,761	208,378,442	206,964,903
Incremental shares from vesting of restricted share units	154,802	287,965	664,375
Weighted-average number of common shares outstanding - Diluted	210,541,563	208,666,407	207,629,278

Basic net income (loss) per common share attributable to Arcos Dorados Holdings Inc.	$0.22	$(0.72)	$0.39
Diluted net income (loss) per common share attributable to Arcos Dorados Holdings Inc.	$0.22	$(0.72)	$0.38

(i) Stock dividends and its retroactively are included within the weighted-average number of common shares.